Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating activities
Net income (loss)	$ 184,735		$ 150,819		$ 127,141	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	80,574		66,336		51,167
Recognition of foreign tax losses	(11,832)		0		0
Deferred Income Tax Expense (Benefit)	2,308		0		0
Amortization of deferred tax benefit on intragroup transfers	0		0		(912)
Amortization of deferred charges	3,554		5,828		1,123
Unrealized foreign exchange losses (gains)	(674)		(7,435)		13,893
Drydocking expenditure	(2,468)		(50,979)		(8,288)
Interest element included in obligations under capital leases	1,639		233		401
Trade accounts receivable	(1,989)		(717)		173
Inventories	1,005		971		(849)
Prepaid expenses, accrued income and other assets	8,901		(9,747)		(6,948)
Amount due from/to related companies	6,659		1,581		3,781
Trade accounts payable	755		(1,820)		2,617
Accrued expenses	24		(6,632)		14,015
Other current liabilities	3,789		241		(7,971)
Net cash provided by operating activities	276,980		148,679		189,343
Investing activities
Additions to vessels and equipment	(1,293)		(18,152)		(72,286)
Payments to Acquire Businesses, Net of Cash Acquired	(155,319)	[2]	(119,927)	[2]	0	[2]
Restricted cash and short-term investments	(11,143)		54,027		(6,512)
Net cash (used in) provided by investing activities	(167,755)		(84,052)		(78,798)
Financing activities
Proceeds from issuance of equity	0		280,586		401,851
Proceeds from short-term debt due to related parties	20,000		20,000		0
Proceeds from long-term debt (including related parties)	115,000		230,000		537,194
Repayments of Related Party Debt	0		(20,000)		0
Repayments of long-term debt (including related parties)	(93,558)		(149,822)		(427,217)
Repayments of obligations under capital leases	(41)		(2,365)		(6,287)
Cash Paid for Lease Termination	0		(250,980)		0
Financing costs paid	(846)		(4,794)		(8,400)
Non-controlling interest dividends	(13,740)		(10,604)		(1,799)
Cash dividends paid	(140,142)		(119,875)		(77,588)
Distribution to Golar for acquisition of the NR Satu	0		0		(387,993)
Distribution to Golar for acquisition of the Golar Grand	0		0		(176,769)
Contributions from owner’s funding	0		0		53,572
Net cash provided by (used in) financing activities	(113,327)		(27,854)		(93,436)
Net increase (decrease) in cash and cash equivalents	(4,102)		36,773		17,109
Cash and cash equivalents at beginning of period	103,100		66,327		49,218
Cash and cash equivalents at end of period	98,998		103,100		66,327
Cash paid during the year for:
Interest paid, net of capitalized interest	43,011		44,651		40,858
Income taxes paid	$ 2,707		$ 5,575		$ 1,444

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[2]	In addition to the cash consideration paid for the acquisition of the Golar Igloo and Golar Maria in 2014 and 2013 respectively, there was a non-cash consideration in relation to the assumption of bank debts of $161.3 million and $89.5 million, respectively (see note 10).